Exceptional items	12 Months Ended
Jun. 30, 2024
Exceptional Items [Abstract]
Exceptional items	3. Exceptional items
Accounting policies
Exceptional items are those that in management’s judgement need to be disclosed separately. Such items are included in the income statement caption to which they relate, and form part of the segmental reporting included in note 2. Management believes that separate disclosure of exceptional items and the classification between operating and non-operating further helps investors to understand the performance of the group.
Changes in estimates and reversals in relation to items previously recognised as exceptional are presented consistently as exceptional in the current year.
Operating items Exceptional operating items are those that are considered to be material and unusual or non-recurring in nature and are part of the operating activities of the group, such as one-off global restructuring programmes which can be multi-year, impairment of intangible assets and fixed assets, indirect tax settlements, property disposals and changes in post-employment plans.
Non-operating items Gains and losses on the sale or directly attributable to a prospective sale of businesses, brands or distribution rights, step up gains and losses that arise when an investment becomes an associate or an associate becomes a subsidiary and other material, unusual non-recurring items, that are not in respect of the production, marketing and distribution of premium drinks, are disclosed as exceptional non-operating items below operating profit in the income statement.
Taxation items Exceptional current and deferred tax items comprise material and unusual or non-recurring items that impact taxation.
Examples include direct tax provisions and settlements in respect of prior years and the remeasurement of deferred tax assets and liabilities following tax rate changes.

	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Exceptional operating items
Brand, goodwill and other assets impairment income from reversal/(charge) (1)	224	(613)	(409)
Supply chain agility programme (2)	(61)	(121)	—
Various dispute and litigation matters (3)	(107)	—	—
Distribution termination fee (4)	—	(55)	—
Winding down Russian operations (5)	—	23	(64)
Other exceptional operating items (6)	—	—	(4)
	56	(766)	(477)
Non-operating items
Sale of businesses and brands
Windsor business (7)	(58)	—	(25)
Guinness Cameroun S.A. (8)	(10)	343	—
Guinness Nigeria plc (9)	(6)	—	—
USL Popular brands (10)	4	5	—
Archers brand (11)	—	23	—
USL businesses (12)	—	4	—
Tyku brand (13)	—	(5)	—
Picon brand (14)	—	—	112
Meta Abo Brewery (15)	—	—	(183)
Step acquisition - Mr Black (16)	—	(10)	—
Other non-operating exceptional items (17)	—	4	8
	(70)	364	(88)

Exceptional items before taxation	(14)	(402)	(565)
Tax on exceptional items (note 7 (b))	(24)	226	40

Total exceptional items	(38)	(176)	(525)
Attributable to:
Equity shareholders of the parent company	(142)	(3)	(400)
Non-controlling interests	104	(173)	(125)
Total exceptional items	(38)	(176)	(525)
(1) In the year ended 30 June 2024, a net gain of $224 million was recognised in exceptional operating items, driven by the reversal of
Shui Jing Fang brand impairment of $379 million, partially offset by an impairment charge of $101 million  in respect of the Chase brand, and the related goodwill and tangible fixed assets, and an impairment charge of $54 million in respect of certain brands in the
US ready to drink portfolio.
In the year ended 30 June 2023, an impairment charge of $613 million was recognised in exceptional operating items in respect of the
McDowell's brand ($517 million), the SIA brand ($36 million), the Copper Dog brand ($31 million) and the Director's Special brand
($29 million).
In the year ended 30 June 2022, an impairment charge of $409 million was recognised in exceptional operating items in respect of the
McDowell's brand ($290 million), the Bell's brand ($94 million) and goodwill related to Smirnov ($25 million).
For further information, see note 9 (d).
(2) In the year ended 30 June 2024, an exceptional charge of $61 million was accounted for in respect of the supply chain agility programme (2023 - $121 million). With this five-year spanning programme launched in July 2022, Diageo expects to strengthen its supply chain, improve its resilience and agility, drive efficiencies, deliver additional productivity savings and make its supply operations more sustainable. Total implementation cost of the programme is expected to be up to $600 million over the five-year period, which will comprise non-cash items and one-off expenses, the majority of which are expected to be recognised as exceptional operating items. The exceptional charge for the years ended 30 June 2024 and 30 June 2023 was primarily in respect of accelerated depreciation, being additional depreciation of assets in the period directly attributable to the programme, and impairment of property, plant and equipment in respect of North America and India. Restructuring cash expenditure was $26 million in the year ended 30 June
2024 (2023 – $14 million).
(3) In the year ended 30 June 2024, $107 million was recorded as an exceptional operating item in respect of various dispute and litigation matters in North America and Europe, including certain costs and expenses associated therewith.
(4) In the year ended 30 June 2023, Diageo agreed with one of its distributors in Africa to terminate the distribution licence of
Gordon's, in respect of which a provision of $55 million was recognised as an operating exceptional charge. In the year ended 30 June
2024, $55 million in respect of the aforementioned termination were paid.
(5) In the year ended 30 June 2023, Diageo released unutilised provisions of $23 million from the $64 million exceptional charge taken in the year ended 30 June 2022, in respect of winding down its operations in Russia.
(6) Other exceptional operating items include subsequent gains and charges of items that were originally recognised as exceptional at inception. In the year ended 30 June 2022, other exceptional operating items resulted in a loss of $4 million driven by the reinvestment of 'Raising the Bar' corporate tax benefits.
(7) On 27 October 2023, Diageo completed the sale of Windsor Global Co., Ltd. to PT W Co., Ltd., a Korean company sponsored by
Pine Tree Investment & Management Co., Ltd. for a total consideration of KRW 206 billion ($152 million). The transaction resulted in a loss of $58 million in the year ended 30 June 2024, which was recognised as a non-operating item attributable to the sale, including cumulative translation losses of $26 million recycled to the income statement.In the year ended 30 June 2022, a loss of
$25 million was recognised as a non-operating item, mainly in relation to transaction and other costs directly attributable to the prospective sale of the business.
(8) On 26 May 2023, Diageo completed the sale of its wholly owned subsidiary in Cameroon, Guinness Cameroun S.A., to the Castel
Group for an aggregate consideration of $475 million resulting in an exceptional gain of $343 million, including cumulative translation gain in the amount of $19 million recycled to the income statement. In the year ended 30 June 2024, $10 million charges directly attributable to the disposal have been accounted for.
(9) On 11 June 2024, Diageo announced the agreement to sell its 58.02% shareholding in Guinness Nigeria plc to N-Seven Nigeria
Ltd., part of the Tolaram group. The sale is considered to be highly probable as at 30 June 2024 and it is expected to be completed in the year ending 30 June 2025. In the year ended 30 June 2024, a charge of $6 million was recognised as a non-operating item, in respect of transaction related and other costs directly attributable to the prospective sale of the business.
(10) On 30 September 2022, Diageo completed the sale of the Popular brands of its United Spirits Limited (USL) business. The transaction resulted in an exceptional gain of $5 million. $4 million of the purchase price, that was subject to administrative actions within 12 months and considered uncertain at the time of the transaction, was paid to Diageo in the year ended 30 June 2024 and recognised as exceptional gain.
(11) On 26 October 2022, Diageo completed the sale of its Archers brand. The transaction resulted in an exceptional gain of $23 million in the year ended 30 June 2023.
(12) Certain subsidiaries of USL were sold in the year ended 30 June 2023. The sale of these subsidiaries resulted in an exceptional gain of $4 million.
(13) In the year ended 30 June 2023, Diageo sold its Tyku brand. The transaction resulted in an exceptional loss of $5 million.
(14) In May 2022, Diageo sold its Picon brand. The sale resulted in an exceptional non-operating gain of $112 million, net of disposal costs.
(15) In the year ended 30 June 2022, a loss of $183 million was recognised as a non-operating item attributable to the sale of Meta
Abo Brewery Share Company in Ethiopia.
(16) On 29 September 2022, the group acquired the part of the entire issued share capital of Mr Black Spirits Pty Ltd, owner of Mr
Black, the Australian premium cold brew coffee liqueur, that it did not already own. As a result of Mr Black becoming a subsidiary of the group in the year ended 30 June 2023, a loss of $10 million arose, being the difference between the book value of the associate prior to the transaction and its fair value plus transaction costs.
(17) Other exceptional non-operating items include subsequent gains and charges of items that were originally recognised as exceptional at inception. In the year ended 30 June 2023, other exceptional non-operating items resulted in a net gain of $4 million
(2022 – $8 million), mainly driven by the deferred consideration received in respect of the sale of United National Breweries.
For further information on acquisition and sale of businesses and brands, see notes 8 (a) and 8 (b).
Cash payments and receipts included in net cash inflow from operating activities in respect of exceptional items were as follows:

	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Thalidomide (note 15 (d))	(17)	(16)	(22)
Winding down Russian operations	(2)	(16)	(18)
Supply chain agility programme	(26)	(14)	—
Distribution termination fee	(55)	—	—
Litigation	(88)	—	—
Donations	—	—	(50)
Total cash payments	(188)	(46)	(90)